Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,944,954.14

Principal:
Principal Collections	$20,221,321.42
Prepayments in Full	$14,673,675.60
Liquidation Proceeds	$442,756.95
Recoveries	$2,088.25
Sub Total	$35,339,842.22
Collections	$38,284,796.36

Purchase Amounts:
Purchase Amounts Related to Principal	$189,738.97
Purchase Amounts Related to Interest	$1,090.87
Sub Total	$190,829.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,475,626.20

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,475,626.20
Servicing Fee	$689,571.57	$689,571.57	$0.00	$0.00	$37,786,054.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,786,054.63
Interest - Class A-2 Notes	$82,093.21	$82,093.21	$0.00	$0.00	$37,703,961.42
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$37,416,824.75
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$37,311,689.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,311,689.33
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$37,256,417.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,256,417.33
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$37,214,524.66
Third Priority Principal Payment	$2,598,479.07	$2,598,479.07	$0.00	$0.00	$34,616,045.59
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$34,561,212.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,561,212.26
Regular Principal Payment	$31,374,824.53	$31,374,824.53	$0.00	$0.00	$3,186,387.73
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,186,387.73
Residuel Released to Depositor	$0.00	$3,186,387.73	$0.00	$0.00	$0.00
Total		$38,475,626.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,598,479.07
Regular Principal Payment					$31,374,824.53
Total					$33,973,303.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,973,303.60	$82.06	$82,093.21	$0.20	$34,055,396.81	$82.26
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$33,973,303.60	$25.31	$626,363.30	$0.47	$34,599,666.90	$25.78

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$179,112,450.94	0.4326388	$145,139,147.34	0.3505777
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$792,362,450.94	0.5903240	$758,389,147.34	0.5650133

Pool Information
Weighted Average APR	4.237%	4.226%
Weighted Average Remaining Term	45.30	44.43
Number of Receivables Outstanding	42,930	41,933
Pool Balance	$827,485,888.38	$791,649,387.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$797,954,822.99	$763,443,971.87
Pool Factor	0.6066687	0.5803952

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$11,874,740.81
Yield Supplement Overcollateralization Amount	$28,205,415.49
Targeted Overcollateralization Amount	$33,260,240.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,260,240.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		109	$309,008.08
(Recoveries)		44	$2,088.25
Net Losses for Current Collection Period			$306,919.83
Cumulative Net Losses Last Collection Period			$2,508,359.60
Cumulative Net Losses for all Collection Periods			$2,815,279.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.33%	497	$10,504,507.96
61-90 Days Delinquent	0.12%	45	$976,504.58
91-120 Days Delinquent	0.02%	6	$132,207.58
Over 120 Days Delinquent	0.05%	18	$409,425.66
Total Delinquent Receivables	1.52%	566	$12,022,645.78

Repossession Inventory:
Repossessed in the Current Collection Period		28	$660,587.64
Total Repossessed Inventory		42	$957,005.91

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3225%
Preceding Collection Period			0.1864%
Current Collection Period			0.4549%
Three Month Average			0.3213%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1344%
Preceding Collection Period			0.1770%
Current Collection Period			0.1645%
Three Month Average			0.1587%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer